STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (4,310,963)		$ (9,286,324)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(7,643,945)	[1]	(6,320,307)	[1]
Impairment loss	7,116,275		9,932,388
Distributions received from operating limited partnerships	113,637		193,267
Amortization	446,669		633,807
Changes in assets and liabilities
Other assets	(35,657)		(175,120)
Accounts payable and accrued expenses	(36,772)		124,596
Accounts payable - affiliates	(3,133,570)		(1,189,985)
Net cash provided by (used in) operating activities	(7,484,326)		(6,087,678)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(374,399)		(23,196)
Proceeds from disposition of operating limited partnerships	10,499,552	[2]	8,740,321	[3]
Net cash provided by (used in) investing activities	10,125,153		8,717,125
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,640,827		2,629,447
Cash and cash equivalents, beginning	10,156,227		7,526,780
Cash and cash equivalents, ending	12,797,054		10,156,227
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	902		1,776
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	69,485		0
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	606,391		(132,037)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(722,000)	[4]	(6,402)	[4]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(20,000)		(7,500)
Accounts payable - affiliates	(539,749)		(182,010)
Net cash provided by (used in) operating activities	(675,358)		(327,949)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	722,000	[2]	6,402	[3]
Net cash provided by (used in) investing activities	722,000		6,402
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	46,642		(321,547)
Cash and cash equivalents, beginning	158,143		479,690
Cash and cash equivalents, ending	204,785		158,143
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	3,069		(94,652)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(79,000)	[5]	0	[5]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(3,000)
Accounts payable and accrued expenses	5,000		(10,000)
Accounts payable - affiliates	(20,070)		(7,920)
Net cash provided by (used in) operating activities	(91,001)		(115,572)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	79,000	[2]	0	[3]
Net cash provided by (used in) investing activities	79,000		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,001)		(115,572)
Cash and cash equivalents, beginning	128,750		244,322
Cash and cash equivalents, ending	116,749		128,750
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	(98,478)		173,710
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[6]	(318,670)	[6]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		500
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(26,305)		(106,926)
Net cash provided by (used in) operating activities	(124,783)		(251,386)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0	[2]	318,670	[3]
Net cash provided by (used in) investing activities	0		318,670
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(124,783)		67,284
Cash and cash equivalents, beginning	223,347		156,063
Cash and cash equivalents, ending	98,564		223,347
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	(125,463)		7,680
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[7]	(82,930)	[7]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	71,819		50,289
Net cash provided by (used in) operating activities	(53,644)		(24,961)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		82,930	[3]
Net cash provided by (used in) investing activities	0		82,930
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(53,644)		57,969
Cash and cash equivalents, beginning	172,186		114,217
Cash and cash equivalents, ending	118,542		172,186
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	1,625,695		1,665,868
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,630,062)	[8]	(1,793,701)	[8]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	3,422		(3,422)
Accounts payable and accrued expenses	3,000		(5,000)
Accounts payable - affiliates	(2,468,363)		(199,408)
Net cash provided by (used in) operating activities	(2,466,308)		(335,663)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(9,999)
Proceeds from disposition of operating limited partnerships	1,630,062	[2]	1,793,701	[3]
Net cash provided by (used in) investing activities	1,630,062		1,783,702
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(836,246)		1,448,039
Cash and cash equivalents, beginning	1,726,961		278,922
Cash and cash equivalents, ending	890,715		1,726,961
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	(59,679)		3,048,059
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[9]	(3,096,620)	[9]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	7,726		(7,726)
Accounts payable and accrued expenses	(978)		(15,244)
Accounts payable - affiliates	0		(914,217)
Net cash provided by (used in) operating activities	(52,931)		(985,748)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	618,889	[2]	2,477,731	[3]
Net cash provided by (used in) investing activities	618,889		2,477,731
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	565,958		1,491,983
Cash and cash equivalents, beginning	1,984,103		492,120
Cash and cash equivalents, ending	2,550,061		1,984,103
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	2,736,763		1,778,373
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(2,801,657)	[10]	(2,007,273)	[10]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	4,363		1,037
Accounts payable and accrued expenses	(2,500)		2,359
Accounts payable - affiliates	(499,347)		(2,061,461)
Net cash provided by (used in) operating activities	(562,378)		(2,286,965)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(13,197)
Proceeds from disposition of operating limited partnerships	2,801,657	[2]	2,007,273	[3]
Net cash provided by (used in) investing activities	2,801,657		1,994,076
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,239,279		(292,889)
Cash and cash equivalents, beginning	271,051		563,940
Cash and cash equivalents, ending	2,510,330		271,051
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	2,385,674		416,424
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(2,508,394)	[11]	(582,228)	[11]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		65,391
Changes in assets and liabilities
Other assets	733		0
Accounts payable and accrued expenses	(7,500)		7,500
Accounts payable - affiliates	(1,559,279)		(571,566)
Net cash provided by (used in) operating activities	(1,688,766)		(664,479)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	2,508,394	[2]	582,228	[3]
Net cash provided by (used in) investing activities	2,508,394		582,228
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	819,628		(82,251)
Cash and cash equivalents, beginning	230,059		312,310
Cash and cash equivalents, ending	1,049,687		230,059
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	992,304		145,521
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(939,495)	[12]	(53,550)	[12]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	733		0
Accounts payable and accrued expenses	7,500		(5,070)
Accounts payable - affiliates	(870,954)		(83,328)
Net cash provided by (used in) operating activities	(809,912)		3,573
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	939,495	[2]	53,550	[3]
Net cash provided by (used in) investing activities	939,495		53,550
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	129,583		57,123
Cash and cash equivalents, beginning	386,279		329,156
Cash and cash equivalents, ending	515,862		386,279
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	68,179		(445,991)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(344,656)	[13]	0	[13]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	75,854		281,404
Net cash provided by (used in) operating activities	(200,623)		(164,587)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	342,694	[2]	0
Net cash provided by (used in) investing activities	342,694		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	142,071		(164,587)
Cash and cash equivalents, beginning	82,084		246,671
Cash and cash equivalents, ending	224,155		82,084
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	(170,958)		(99,836)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[14]	(67,243)	[14]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(5,700)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	155,148		65,063
Net cash provided by (used in) operating activities	(15,810)		(107,716)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		72,943	[3]
Net cash provided by (used in) investing activities	0		72,943
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(15,810)		(34,773)
Cash and cash equivalents, beginning	269,758		304,531
Cash and cash equivalents, ending	253,948		269,758
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	337,127		(173,701)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(624,556)	[15]	(48,230)	[15]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	2,257		0
Accounts payable - affiliates	279,204		222,463
Net cash provided by (used in) operating activities	(5,968)		532
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	624,556	[2]	48,230	[3]
Net cash provided by (used in) investing activities	624,556		48,230
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	618,588		48,762
Cash and cash equivalents, beginning	233,992		185,230
Cash and cash equivalents, ending	852,580		233,992
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	(196,777)		(250,554)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(3,428)	[16]	(1,449)	[16]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(22,577)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	270,411		181,115
Net cash provided by (used in) operating activities	70,206		(93,465)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(100,590)		0
Proceeds from disposition of operating limited partnerships	3,428	[2]	1,449	[3]
Net cash provided by (used in) investing activities	(97,162)		1,449
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,956)		(92,016)
Cash and cash equivalents, beginning	337,905		429,921
Cash and cash equivalents, ending	310,949		337,905
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	69,485		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(130,088)		(123,940)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	123,408		48,408
Net cash provided by (used in) operating activities	(6,680)		(75,532)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,680)		(75,532)
Cash and cash equivalents, beginning	201,600		277,132
Cash and cash equivalents, ending	194,920		201,600
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(37,107)		(241,582)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(176,333)	[17]	0	[17]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	3,000		0
Accounts payable - affiliates	269,332		290,756
Net cash provided by (used in) operating activities	58,892		49,174
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	176,333	[2]	0	[3]
Net cash provided by (used in) investing activities	176,333		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	235,225		49,174
Cash and cash equivalents, beginning	63,811		14,637
Cash and cash equivalents, ending	299,036		63,811
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(25,674)		(229,818)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[18]	(10,700)	[18]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(41,800)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	202,082		213,030
Net cash provided by (used in) operating activities	176,408		(69,288)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		52,500	[3]
Net cash provided by (used in) investing activities	0		52,500
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	176,408		(16,788)
Cash and cash equivalents, beginning	101,782		118,570
Cash and cash equivalents, ending	278,190		101,782
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	(121,517)		1,171,987
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[19]	(1,242,272)	[19]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		131,000
Accounts payable - affiliates	(867,520)		(25,551)
Net cash provided by (used in) operating activities	(989,037)		35,164
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		1,242,272	[3]
Net cash provided by (used in) investing activities	0		1,242,272
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(989,037)		1,277,436
Cash and cash equivalents, beginning	1,437,216		159,780
Cash and cash equivalents, ending	448,179		1,437,216
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	(187,483)		(195,816)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	204,864		104,864
Net cash provided by (used in) operating activities	17,381		(90,952)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17,381		(90,952)
Cash and cash equivalents, beginning	287,786		378,738
Cash and cash equivalents, ending	305,167		287,786
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	(103,034)		(143,068)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		24,773
Impairment loss	0		0
Distributions received from operating limited partnerships	0		5,260
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	164,400		64,400
Net cash provided by (used in) operating activities	61,366		(48,635)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	61,366		(48,635)
Cash and cash equivalents, beginning	175,521		224,156
Cash and cash equivalents, ending	236,887		175,521
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	(135,596)		(254,218)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		88,925
Impairment loss	0		31,426
Distributions received from operating limited partnerships	0		7,601
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	136,800		86,800
Net cash provided by (used in) operating activities	1,204		(39,466)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,204		(39,466)
Cash and cash equivalents, beginning	142,890		182,356
Cash and cash equivalents, ending	144,094		142,890
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(207,935)		(506,558)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		145,154
Impairment loss	0		159,516
Distributions received from operating limited partnerships	0		2,650
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	212,501		209,632
Net cash provided by (used in) operating activities	4,566		10,394
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,566		10,394
Cash and cash equivalents, beginning	92,145		81,751
Cash and cash equivalents, ending	96,711		92,145
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(165,403)		(1,379,525)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(52,000)	[20]	314,199	[20]
Impairment loss	0		686,802
Distributions received from operating limited partnerships	0		4,901
Amortization	0		113,304
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	185,732		213,068
Net cash provided by (used in) operating activities	(31,671)		(47,251)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	52,000	[2]	0
Net cash provided by (used in) investing activities	52,000		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	20,329		(47,251)
Cash and cash equivalents, beginning	147,099		194,350
Cash and cash equivalents, ending	167,428		147,099
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(578,220)		(1,816,283)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	102,342		378,764
Impairment loss	212,553		1,141,092
Distributions received from operating limited partnerships	2,505		46,454
Amortization	69,160		69,160
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	198,700		99,240
Net cash provided by (used in) operating activities	7,040		(81,573)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,040		(81,573)
Cash and cash equivalents, beginning	259,722		341,295
Cash and cash equivalents, ending	266,762		259,722
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	(1,582,420)		(2,884,319)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	280,816		364,989
Impairment loss	972,475		2,181,276
Distributions received from operating limited partnerships	48,527		47,654
Amortization	66,792		66,792
Changes in assets and liabilities
Other assets	(12,240)		(39,885)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	306,780		281,780
Net cash provided by (used in) operating activities	80,730		18,287
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(21,847)		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	(21,847)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	58,883		18,287
Cash and cash equivalents, beginning	244,501		226,214
Cash and cash equivalents, ending	303,384		244,501
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(2,529,532)		(1,930,330)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	270,876		340,390
Impairment loss	1,696,224		981,206
Distributions received from operating limited partnerships	0		12,037
Amortization	282,800		282,800
Changes in assets and liabilities
Other assets	(40,394)		(48,759)
Accounts payable and accrued expenses	(21,551)		21,551
Accounts payable - affiliates	289,848		259,700
Net cash provided by (used in) operating activities	(51,729)		(81,405)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(251,962)		0
Proceeds from disposition of operating limited partnerships	0	[2]	0
Net cash provided by (used in) investing activities	(251,962)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(303,691)		(81,405)
Cash and cash equivalents, beginning	342,053		423,458
Cash and cash equivalents, ending	38,362		342,053
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	902		1,776
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	(3,485,593)		(3,626,224)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	665,720	[21]	748,455	[21]
Impairment loss	2,293,749		2,475,746
Distributions received from operating limited partnerships	41,988		50,617
Amortization	17,816		17,816
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(5,000)		5,000
Accounts payable - affiliates	321,606		140,862
Net cash provided by (used in) operating activities	(149,714)		(187,728)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,044	[2]	442	[3]
Net cash provided by (used in) investing activities	1,044		442
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(148,670)		(187,286)
Cash and cash equivalents, beginning	274,823		462,109
Cash and cash equivalents, ending	126,153		274,823
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(3,125,208)		(3,165,494)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	917,882		585,312
Impairment loss	1,941,274		2,275,324
Distributions received from operating limited partnerships	20,617		16,093
Amortization	10,101		18,544
Changes in assets and liabilities
Other assets	0		(3,788)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	249,528		149,528
Net cash provided by (used in) operating activities	14,194		(124,481)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,194		(124,481)
Cash and cash equivalents, beginning	180,660		305,141
Cash and cash equivalents, ending	194,854		180,660
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0		$ 0

[1]	Includes $9,882,625 and $9,359,210, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[2]	Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.
[3]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.
[4]	Includes $722,000 and $6,402, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $79,000 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[6]	Includes $- and $318,670, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $- and $82,930, respectively, in 2014 and 2013 from gain/(loss)on disposal of operating limited partnership.
[8]	Includes $1,630,062 and $1,793,701, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $- and $3,096,620, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $2,801,657 and $2,007,273, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $2,508,394 and $582,228, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $939,495 and $53,550, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $344,656 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $- and $72,943, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $624,556 and $48,230, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $3,428 and $1,449, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $176,333 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[18]	Includes $- and $52,500, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[19]	Includes $- and $1,242,272, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[20]	Includes $52,000 and $-, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.
[21]	Includes $1,044 and $442, respectively, in 2014 and 2013 from gain/(loss) on disposal of operating limited partnership.